SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended							6 Months Ended	12 Months Ended
	Aug. 30, 2021	Jul. 14, 2021	May 21, 2021	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Jan. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Apr. 22, 2021	Feb. 01, 2020	Feb. 01, 2018	Dec. 31, 2021	Jun. 30, 2021
Purchase of common stock									383,500
Options									650,000
Settlement amount agreement		$ 905,000
Legal dispute payment									$ 115,000
price per share	$ 2.6715								$ 2.61
Options , value									$ 500,000
Issuance of common stock, amount	$ 9,680,000
Equity incentive plan shares							6,100,000
Term period							2 years
Warrants issued							25,000
Issuance of common stock											5,783,133				5,783,133
Total purchase price															$ 2,586,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Warrants issued							1,500,000
Subsequent Event [Member] | Executive Officers And Directors [Member]
Equity incentive plan shares							4,600,000
REDEEEM SHARES ISSUED RELATING TO ACQUISITIONC [Member]
price per share										$ 2.6715					$ 2.6715
Issuance of common stock	452,929
Assets acquisions										$ 9,680,000
Total purchase price			$ 1,210,000
Lease Agreement [Member]
Lease expense increased amount				$ 34,278	$ 22,432	$ 19,230		$ 8,389				$ 42,265	$ 4,120	$ 8,390